Material accounting policies	12 Months Ended
Dec. 31, 2024
Material accounting policies [Abstract]
Material accounting policies
Note 2 – Material accounting policies

Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS® Accounting Standards”) as issued by the International Accounting Standards Board (“IASB”).

Basis of preparation

The financial statements have been prepared on a historical cost basis.

Historical cost is generally based on the fair value of the consideration given in exchange for assets. The financial statements have been prepared on a going concern basis.

The material accounting policy information is set out below.

Basis of consolidation

The consolidated financial statements comprise the financial statements of DHT Holdings, Inc. and entities controlled by the parent company (and its subsidiaries).

Unless otherwise specified, all subsequent references to the “Company” refer to DHT Holdings, Inc. and its subsidiaries. Control is achieved where the Company has power over the investee, is exposed or has the rights to variable returns from its investment with an entity and has the ability to affect those returns through its power over the entity.

The results of subsidiaries acquired or disposed during the year are included in the consolidated financial statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intercompany balances and transactions have been eliminated upon consolidation.

Acquisitions made by the Company which do not qualify as a business combination under IFRS 3 Business Combinations are accounted for as asset acquisitions.

Business combinations

Effective May 31, 2022, DHT acquired an additional 3% equity interest in Goodwood, resulting in a total ownership of 53%. The acquisition of the additional shares was accounted for using the acquisition method as a business combination achieved in stages, otherwise known as a step acquisition. The previously held equity interests in the acquiree were remeasured to fair value, and the resulting loss was recognized under other financial (expense)/income in the consolidated income statement.

Cash and cash equivalents

Cash and cash equivalents are recorded at their nominal amount in the statement of financial position and comprise of cash deposits and cash on hand.

Vessels

Vessels are stated at historical cost, less accumulated depreciation and accumulated impairment losses. Historical costs include expenditures that are directly attributable to the acquisition of these vessels.  Depreciation is calculated on a straight-line basis over the useful life of the vessels, taking residual values into consideration, and adjusted for impairment charges or reversal of prior impairment charges, if any.

The Company reviews estimated useful lives and residual values each year with the effect of any changes in estimate accounted for on a prospective basis. The estimated useful life of the vessels may change due to technological developments as well as environmental, legal and industry requirements. The Company believes 20 years to be a reasonable estimate for a vessel’s commercial life. Each vessel’s residual value is equal to the product of its lightweight tonnage and an estimated scrap rate per ton.

Capitalized exhaust gas cleaning systems costs are depreciated on a straight-line basis from the time of installation of the equipment to the end of the estimated useful life. The exhaust gas cleaning systems are estimated to have a useful life of three years.

Please refer to the Use of estimates section for further details.

Asset held for sale

Vessels are classified separately as held for sale as part of current assets in the statement of financial position when their carrying amount will be recovered through a sale of transaction rather than continuing use. Vessels classified as held for sale are measured at the lower of their carrying amount and fair value less cost to sell. Costs to sell are the incremental costs directly attributable to the disposal of the vessel, excluding finance costs and income tax expense. The criteria for held for sale classification is regarded as met only when the sale is highly probable and the asset is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset and the sale expected to be completed within one year from the date of the classification. Once classified as held for sale, vessels are no longer depreciated or amortized.

Vessels under construction

Newbuildings represent vessels under construction and are accounted for in accordance with progress payments to the shipyard and capitalized borrowing costs. The progress payments align with the milestones that are usually part of a newbuilding contract: signing or receipt of refund guarantee, steel cutting, keel laying, launching and delivery. All progress payments are guaranteed by refund guarantees provided by the shipyards. Vessels under construction are presented at cost less identified impairment losses, if any. Borrowing costs are capitalized during construction of newbuildings based on accumulated expenditures for the applicable vessel at the Company’s current weighted average rate of borrowing. The Company does not have any specific borrowing related to the newbuilding contracts.

Vessel upgrades

Advances related to capital expenditures are recorded in the statement of financial position as “Vessel upgrades” under non-current assets. Vessel upgrades will be capitalized and reclassified to “Vessels” under non-current assets upon completion of maintenance.

Docking and survey expenditure

The Company’s vessels are required to be drydocked every 30 to 60 months. The Company capitalizes drydocking costs as part of the relevant vessel and depreciates those costs on a straight-line basis from the completion of a drydocking to the estimated completion of the next drydocking. The residual value of such capital expenses is estimated at nil. Costs related to ordinary maintenance performed during drydocking are charged to the income statement as part of vessel operating expenses for the period which they are incurred.

Impairment of vessels and reversal of prior impairment

The carrying amounts of vessels held and used are reviewed for potential impairment at the end of each reporting period or whenever changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. An asset’s recoverable amount is the higher of an asset’s or cash generating unit’s (“CGU”) fair value less cost of disposal based on third-party broker valuations and its value in use and is determined for each individual asset, unless the asset does not generate cash inflows that are largely independent of those other assets or groups of assets. The Company views each vessel as a separate CGU. Where the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. Such impairment is recognized in the income statement. In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

The Company assesses at each reporting date if there is any indication that an impairment recognized in prior period may no longer exist or may have decreased. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the recoverable amount, however, not to an extent higher than the carrying amount that would have been determined, had no impairment loss been recognized in prior years. Such reversals are recognized in the income statement.

Inventories

Inventories consist mainly of bunkers, which are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out (“FIFO”) method and includes expenditures incurred in acquiring the bunkers and delivery cost less discounts. Bunker expenses are recognized as part of voyage expenses in the consolidated income statement upon consumption.

Property, plant and equipment other than vessels and ROU assets

The Company’s other property, plant and equipment consist mainly of the Company’s fixtures, furniture and computer equipment. The fixtures, furniture and computer equipment are stated at historical cost less accumulated depreciation and any impairment charges. Depreciations are calculated on a straight-line basis over the asset’s expected useful life and adjusted for any impairment charges. Ordinary repairs and maintenance costs are charged to the income statement during the financial period in which they are incurred.

Leases - DHT as lessee

The Company assesses whether a contract is or contains a lease at inception of the contract. The Company currently has one category of lease related to leased office space in Monaco, Norway, Singapore and India where the Company is a lessee.

The lease liability is initially measured at present value of the lease payments that are not paid at the commencement date. The right-of-use (“ROU”) assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. The Company’s ROU assets are presented as part of the other property, plant and equipment in the statement of financial position.

Subsequently, the lease liability is measured by increasing the carrying amount to reflect interest on the lease liability (using an effective interest method) and by reducing the carrying amount to reflect the lease payments made. The ROU assets are measured at cost less accumulated depreciation and impairment losses.

The Company remeasures the lease liability and makes a corresponding adjustment to the related ROU asset whenever the lease or the lease term changes.

Revenue and expense recognition

The Company recognizes revenue from the following major sources:

•	Revenue from time charters

•	Revenue from spot charters

Revenues from time charters are accounted for as operating leases and are thus recognized on a straight-line basis over the rental periods of such charters. Revenue is recognized from delivery of the vessel to the charterer until the end of the lease term. For vessels on time charters, where the Company is a lessor, the time charter contract contains a lease component, which is the right to use the specified ship, and a non-lease component, which is the operation and maintenance of the ship. Technical management service components are accounted for in accordance with IFRS 15 Revenue from Contracts with Customers and the lease components are accounted for in accordance with IFRS 16 Leases. The service elements are recognized as revenue as the service is being delivered (over time) and the timing of this coincides with timing of revenue recognized for the leasing element.

The Company has entered into time charters where the Company has the opportunity to earn additional hire when vessel earnings exceed the basic hire amounts set forth in the charters. Additional hire, if any, is calculated and paid either monthly or on a voyage-by-voyage basis in arrears and recognized as revenue in the period in which it was earned.

Revenues from spot charterers, otherwise known as voyage charter revenues, are recognized ratably over the estimated length of each voyage, calculated on a load-to-discharge basis.

Revenue is measured based on the consideration to which the Company expects to be entitled in a contract with a customer and excludes amounts collected on behalf of third parties. The Company recognizes revenue when it transfers control of a product or service to a customer.

Other revenue primarily comprises revenues earned from the technical management of third party vessels and is recognized over time following the timing of satisfaction of the performance obligation.

Voyage expenses, primarily bunker expenses, are capitalized between the previous discharge port, or contract date if later, and the next load port if they qualify as fulfilment cost. To recognize costs incurred to fulfil a contract as an asset, the following criteria shall be met: (i) the costs relate directly to the contract, (ii) the costs generate or enhance resources of the entity that will be used in satisfying performance obligations in the future and (iii) the costs are expected to be recovered.

Vessel operating expenses are expensed when incurred and include crew costs, vessel stores and supplies, lubricating oils, maintenance and repairs, insurance and communication costs.
Gains and losses on sale of vessels

Gains and losses on the sale of vessels are reported as a separate line item in the consolidated income statement. For the sale of vessels, transfer of control usually occurs upon delivery of the vessel to the new owner.

Financial liabilities
Financial liabilities, including debt, are initially measured at fair value, net of borrowing costs. Financial liabilities are subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis.

The effective interest method is a method of calculating the amortized cost of a financial liability and allocating interest expense over the relevant period. The effective interest rate is the rate that discounts estimated future cash payments through the expected life of the financial liability, or, where appropriate, a shorter period.

Financial assets

(a)	Receivables

Trade receivables are measured at amortized cost using the effective interest method, less any impairment. Normally, the interest element could be disregarded since the receivables are short term. The Company regularly reviews its accounts receivables and estimates the amount of uncollectible receivables each period and establishes an allowance for uncollectible amounts. The amount of the allowance is based on the age of unpaid amounts, information about the current financial strength of customers and other relevant information.

(b)	Derivatives

The Company has previously utilized interest rate swaps to convert part of its interest-bearing debt from floating to fixed rate.

The derivatives were initially recognized at fair value at the date the derivative contract was entered into and was subsequently re-measured to their fair value at each reporting date. Any resulting gain or loss was recognized in fair value gain/(loss) on derivative financial liabilities. The interest rate swaps did not qualify for hedge accounting. The Company is currently not utilizing interest rate swaps to convert part of its interest-bearing debt from floating to fixed rate.

Derecognition of financial assets and financial liabilities

The Company derecognizes a financial asset only when the contractual rights to cash flows from the asset expire, or when it transfers the financial asset and substantially all risks and reward of ownership of the asset to another entity.

The Company derecognizes financial liabilities when, and only when, the Company’s obligations are discharged, cancelled, or expire.

Foreign currency

The functional currency of the parent company and each of the vessel subsidiaries is the U.S. dollar. This is because the Company’s vessels operate in international shipping markets, in which revenues and expenses are settled in U.S. dollars, and the Company’s most significant assets and liabilities in the form of vessels and related liabilities are denominated in U.S. dollars. For the purposes of presenting these consolidated financial statements, the assets and liabilities of the Company’s foreign operations are translated into U.S. dollars using exchange rates prevailing at the end of each reporting period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during the period, in which case the exchange rates at the date of the transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity.

Classification in the Statement of Financial Position

Current assets and current liabilities include items due 12 months or less from the reporting date and items related to the operating cycle, if longer, liabilities for which the Company does not have the unconditional right to defer settlement beyond 12 months from the reporting date, and items primarily held for trading. The current portion of long-term debt is included as current liabilities. Assets other than those described above are classified as non-current assets.

The Company’s unconditional right to defer settlement for at least 12 months may be subject to complying with future covenants specified in our loan arrangements. There is a risk that those liabilities could become repayable within 12 months after the reporting date. The Company’s financial covenants are described in Note 9.

Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are related if they are subject to common control or common significant influence. Key management personnel of the Company are also related parties. All transactions between the related parties are recorded at estimated market value. See Note 13 for further information.

Taxes

The Company is a foreign corporation that is not subject to United States federal income taxes. Further, the Company is not subject to income taxes or tax reporting requirements imposed by the Marshall Islands, the country in which it is incorporated.

The subsidiaries acting as management companies domiciled in Monaco, Norway, Singapore and India are taxable in local jurisdictions.

Income tax expense represents the sum of the taxes currently payable and deferred tax. Taxes payable are provided based on taxable profits at the current tax rate. Deferred taxes are recognized on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized.

Accumulated deficit

Accumulated deficit is the cumulative amount of prior year profit and loss and dividends paid.

Treasury shares

When the Company repurchases its own shares, the amount of the consideration paid, including directly attributable costs, is classified as treasury shares and recognized as a deduction from equity. No gain or loss is recognized in profit or loss on the purchase or the retirement of shares.

Additional paid-in capital

Additional paid-in capital represents the excess amount paid over the par value of the shares issued.

Segment information

DHT’s primary business is operating a fleet of crude oil tankers, with a secondary activity of providing technical management services. The Company is organized and managed as one segment based on the nature and financial effects of the business activities which it engages and the economic environment in which it operates. The consolidated operating results are regularly reviewed by the Company’s chief operating decision maker, the President & Chief Executive Officer, and the Company does not monitor performance by geographical areas.

Fair value measurement

A number of the Company’s accounting policies and disclosures require the measurement of fair values, both financial and non-financial assets and liabilities. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques.

Further information about the assumptions made in measuring fair values is included in the following notes:

•	Note 6 – Vessels, subsidiaries and other property, plant and equipment
•	Note 8 – Financial instruments
•	Note 11 – Operating expenses

Use of estimates and assumptions

The preparation of financial statements in conformity with IFRS Accounting Standards requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Areas where significant estimates and assumptions have been applied are:

•
Depreciation:  As described above, the Company reviews estimated useful lives and residual values each year. Estimated useful lives may change due to changed end-user requirements, costs related to maintenance and upgrades, technological development and competition as well as industry, environmental and legal requirements. In addition, residual value may vary due to changes in market prices on scrap.

•
Value in use: As described in Note 6, in assessing “value in use,” the estimated future cash flows are discounted to their present value. In developing estimates of future cash flows, we must make significant assumptions about future charter rates, future use of vessels, ship operating expenses, drydocking expenditures, utilization rates, fixed commercial and technical management fees, residual value of vessels, the estimated remaining useful lives of the vessels, and the discount rate.

•
Fair value less cost of disposal: The Company uses a market approach to determine the fair value of vessels. The key inputs used are valuations (“market values”) from brokers, which are corroborated by management against market transactions for similar types of vessels. The Company believes that these valuations represent an important source of information in estimating fair value. The main valuation assumption used by the broker is that there is a “willing seller and a willing buyer” at arm’s length. Furthermore, the valuation assumes vessels being sold individually, i.e., not in block-deals, which involves the sale of more than one vessel, as this might affect the price of the vessels. The valuation is provided on a gross basis, not considering relevant transactions costs to conclude a sale. Based on prior sale of vessels, the Company assumes that the cost of disposal mainly consists of the brokerage commission, which typically is a percentage of the sales price based on previous experience. Historically, the number of individual VLCC sales transactions has been limited. As a result, the Company has categorized the fair value measurement as being based on Level 3 inputs. See Note 6 for further disclosures.

Use of judgment

In the process of applying the Company’s accounting policies, management has made the following judgments which have the most significant effect on the amounts recognized in the financial statements:

•
Impairment/Reversal of impairment: Each of the Company’s vessels has been treated as a separate CGU as the vessels have cash inflows that are largely independent of the cash inflows from other assets and therefore can be subject to a value-in-use analysis. Judgment, as disclosed in Note 6, has been applied in connection with the assessment of indicators of impairment or reversal of prior impairment.

Application of new and revised International Financial Reporting Standards

New and amended standards and interpretations

The following new and amended accounting standards did not have any material impact on the Company’s consolidated financial statements.

Amendments to IFRS 16 – Lease Liability in a Sale and Leaseback

Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current

Supplier Finance Arrangements – Amendments to IAS 7 and IFRS 7

New standards issued but not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company has not early adopted the following new or amended accounting standards in preparing these consolidated financial statements.

IFRS 18 Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.

It also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified “roles” of the primary financial statements (PFS) and the notes.

In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from “profit or loss” to “operating profit or loss” and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.

IFRS 18 and the amendments to the other standards are effective for reporting periods beginning on or after January 1, 2027, but earlier application is permitted and must be disclosed. IFRS 18 will apply retrospectively.

The Company is in the process of assessing the impact of the new standard with respect to the financial statements and the notes to the financial statements.